CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME € in Millions, $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
(Loss)/profit for the year	$ (94)
Foreign currency translation adjustments:
Arising in the year	75
Foreign currency translation adjustments	75
Effective portion of changes in fair value of cash flow hedges:
New fair value adjustments into reserve	54
Movement out of reserve to income statement	(73)
Movement in deferred tax	5
Effective portion of changes in fair value of cash flow hedges	(14)
Gain recognized on cost of hedging
New fair value adjustments into reserve	15
Movement out of reserve	(2)
Gain recognized on cost of hedging - Total	13
Items that will not be reclassified to income statement
Remeasurements of employee benefit obligations	11
Deferred tax movement on employee benefit obligations	(1)
Total of items that will not be reclassified to income statement	10
Total other comprehensive income/(expense) for the year	84
Total comprehensive expense for the year	(10)
Attributable to:
Equity owners	(10)
Total comprehensive expense for the year	$ (10)